As filed with the Securities and Exchange Commission on May 27, 2011

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-05469

The Wexford Trust
(Exact name of registrant as specified in charter)

5000 Stonewood Drive, Suite 300
Wexford, PA  15090-8388
(Address of principal executive offices) (Zip code)

Ronald H. Muhlenkamp
Muhlenkamp & Company, Inc.
5000 Stonewood Drive, Suite 300
Wexford, PA  15090-8388
(Name and address of agent for service)

(724) 935-5520 or (800) 860-3863
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2011

Date of reporting period:  March 31, 2011

Item 1. Schedule of Investments.

MUHLENKAMP FUND
(A Portfolio of the Wexford Trust)
SCHEDULE OF INVESTMENTS
March 31, 2011 (Unaudited)

Name of Issuer or Title of Issue	Shares	Value

COMMON STOCK - 99.5%

Aerospace & Defense - 0.5%
Innovative Solutions and Support, Inc. (a)	540,000	$ 3,159,000

Airlines - 2.9%
Allegiant Travel Company	198,500	8,696,285
Delta Air Lines, Inc. (a)	1,000,000	9,800,000
		18,496,285

Auto Components - 1.1%
Fuel Systems Solutions, Inc. (a)	229,988	6,941,038

Automobiles - 4.7%
Ford Motor Company (a)	2,000,000	29,820,000

Biotechnology - 2.4%
Gilead Sciences, Inc. (a)	360,000	15,278,400
Marshall Edwards, Inc. (a) (b)	7,560	12,096
		15,290,496

Capital Markets - 2.8%
State Street Corporation	390,568	17,552,126

Chemicals - 3.6%
E. I. du Pont de Nemours & Company (c)	415,000	22,812,550

Commercial Banks - 3.4%
PNC Financial Services Group, Inc.	340,000	21,416,600

Communications Equipment - 3.0%
Cisco Systems, Inc. (a)	910,000	15,606,500
DragonWave, Inc. (a) (b)	417,454	3,477,392
		19,083,892

Computer & Peripherals - 2.6%
Hewlett-Packard Company	410,000	16,797,700

Consumer Finance - 1.0%
Capital One Financial Corporation	125,000	6,495,000

Diversified Telecommunication Services - 1.0%
AT&T, Inc.	210,000	6,426,000

Electrical Equipment - 1.0%
American Superconductor, Inc. (a)	250,000	6,217,500

Electronic Equipment, Instruments & Components - 3.0%
Corning, Inc.	762,200	15,724,186
Power-One, Inc. (a) (c)	400,000	3,500,000
		19,224,186

Energy Equipment & Services- 3.5%
Helix Energy Solutions Group, Inc. (a) (c)	800,000	13,760,000
Noble Corporation (b)	190,000	8,667,800
		22,427,800

Health Care Providers & Services - 10.8%
Amedisys, Inc. (a) (c)	225,000	7,875,000
Laboratory Corporation of America Holdings (a)	270,000	24,875,100
UnitedHealth Group, Inc.	800,000	36,160,000
		68,910,100

Household Durables - 1.1%
KB HOME (c)	165,000	2,052,600
PulteGroup Inc. (a) (c)	300,000	2,220,000
The Ryland Group, Inc. (c)	100,000	1,590,000
Stanley Furniture Co., Inc. (a)	270,800	1,492,108
		7,354,708

MUHLENKAMP FUND
(A Portfolio of the Wexford Trust)
SCHEDULE OF INVESTMENTS
March 31, 2011 (Unaudited)

Name of Issuer or Title of Issue	Shares	Value

Insurance - 3.6%
Berkshire Hathaway, Inc. - Class B (a)	271,800	22,730,634

IT Services - 2.0%
Alliance Data Systems Corporation	150,000	12,883,500

Machinery - 1.0%
Westport Innovations, Inc. (a) (b)	300,000	6,594,000

Oil, Gas & Consumable Fuels - 5.4%
Chesapeake Energy Corp. (c)	600,000	20,112,000
CONSOL Energy Inc. (c)	265,000	14,211,950
		34,323,950

Pharmaceuticals - 7.7%
Abbott Laboratories	400,000	19,620,000
Hospira, Inc. (a)	245,000	13,524,000
Novogen, Ltd. - ADR (a)	250,360	383,051
Pfizer, Inc.	750,000	15,232,500
		48,759,551

Semiconductors & Semiconductor Equipment - 5.8%
Intel Corp.	966,000	19,484,220
Lattice Semiconductor Corporation (a)	500,000	2,950,000
Veeco Instruments, Inc. (a) (c)	280,000	14,235,200
		36,669,420

Software - 8.1%
Microsoft Corporation	790,000	20,034,400
Oracle Corporation	950,000	31,701,500
		51,735,900

Specialty Retail - 9.0%
Aeropostale, Inc. (a) (c)	560,000	13,619,200
Gamestop Corporation (a)	400,000	9,008,000
Group 1 Automotive, Inc. (c)	330,100	14,128,280
Sonic Automotive, Inc. (c)	1,465,000	20,524,650
		57,280,130

Textiles, Apparel & Luxury Goods - 0.7%
True Religion Apparel, Inc. (a)	179,600	4,215,212

Tobacco - 5.1%
Philip Morris International, Inc.	490,580	32,196,765

Trading Companies & Distributors - 2.7%
Rush Enterprises, Inc. - Class A (a)	299,907	5,938,158
Rush Enterprises, Inc. - Class B (a)	31,407	546,168
WESCO International, Inc. (a) (c)	170,000	10,625,000
		17,109,326

Total Common Stocks		$ 632,923,369
(Cost $543,863,439)

TOTAL INVESTMENTS
(Cost $543,863,439) - 99.5%		$ 632,923,369
ASSETS IN EXCESS OF
OTHER LIABILITIES - 0.5%		2,878,351
TOTAL NET ASSETS - 100.0%		$ 635,801,720

ADR - American Depository Receipt
(a) Non-income producing security.
(b) Foreign company.
(c) Shares are held as collateral for all or a portion of a corresponding written option contract.

The Global Industry Classification Standard (GICS») was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

MUHLENKAMP FUND
(A Portfolio of the Wexford Trust)
SCHEDULE OF INVESTMENTS
March 31, 2011 (Unaudited)

The cost basis of investments for federal income tax purposes at March 31, 2011 was as follows*:

Cost of investments	$ 543,864,696

Gross unrealized appreciation	$ 122,710,550
Gross unrealized depreciation	(33,651,877)
Net unrealized appreciation	$ 89,058,673

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

MUHLENKAMP FUND
(A Portfolio of the Wexford Trust)
SCHEDULE OF WRITTEN OPTIONS
March 31, 2011 (Unaudited)

	CONTRACTS
Name of Issuer or Title of Issue	(100 SHARES PER CONTRACT)	Value

WRITTEN CALL OPTIONS - 1.0%

Aeropostale, Inc.
Expiration July 2011
Exercise Price $25.00	1000	$ 145,000
Expiration October 2011
Exercise Price $25.00	2000	470,000
Amedisys, Inc.
Expiration June 2011
Exercise Price $36.00	2000	410,000
Chesapeake Energy Corp.
Expiration October 2011
Exercise Price $36.00	1000	264,000
CONSOL Energy, Inc.
Expiration October 2011
Exercise Price $50.00	1000	825,000
E. I. du Pont de Nemours & Company
Expiration April 2011
Exercise Price $50.00	1000	510,000
Group 1 Automotive, Inc
Expiration April 2011
Exercise Price $40.00	301	60,200
Expiration October 2011
Exercise Price $45.00	1573	503,360
Helix Energy Solutions Group, Inc.
Expiration June 2011
Exercise Price $15.00	1000	295,000
Expiration September 2011
Exercise Price $17.00	1000	220,000
KB HOME
Expiration January 2013
Exercise Price $15.00	1650	303,600
Power-One, Inc.
Expiration July 2011
Exercise Price $10.00	2000	120,000
PulteGroup, Inc.
Expiration July 2011
Exercise Price $7.00	1000	87,000
Expiration January 2012
Exercise Price $7.50	1000	121,000
Expiration January 2013
Exercise Price $10.00	1000	100,000
The Ryland Group, Inc.
Expiration April 2011
Exercise Price $15.00	1000	100,000
Sonic Automotive, Inc.
Expiration August 2011
Exercise Price $12.50	2000	420,000
Expiration August 2011
Exercise Price $15.00	1000	80,000
Veeco Instruments, Inc.
Expiration July 2011
Exercise Price $47.00	1000	700,000
WESCO International, Inc.
Expiration April 2011
Exercise Price $55.00	1000	700,000
Total Call Options Written		$6,434,160
(Premiums Received $5,896,136)

Summary of Fair Value Exposure at March 31, 2011

The Fund performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund's net assets as of March 31, 2010:

	Level 1	Level 2	Level 3	Total

Common Stocks*	$632,923,369	$-	$-	$632,923,369

Total Investments	$632,923,369	$-	$-	$632,923,369

Written Option Contracts	$2,012,000	$4,422,160	$-	$6,434,160

* Please refer to the Schedule of Investments to view Common Stocks segregated by industry type.

There were no transfers into or out of Level 1 or Level 2 during the period.
The Fund did not invest in any Level 3 investments during the period.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Wexford Trust

By (Signature and Title)   /s/ Ronald H. Muhlenkamp
   Ronald H. Muhlenkamp, President

Date       5/24/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Ronald H. Muhlenkamp
 Ronald H. Muhlenkamp, President

Date       5/24/11

By (Signature and Title)*   /s/ James S. Head
 James S. Head, Treasurer

Date       5/24/11

* Print the name and title of each signing officer under his or her signature.